Insurance - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Insurance Investment Results [Abstract]
Investment return	$ 2,320	$ 285
Insurance finance income (expense) from insurance and reinsurance contracts held	(2,098)	(127)
Movement in investment contract liabilities	(117)	13
Insurance investment results	$ 105	$ 171